Note 9. Income Taxes: Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Apr. 30, 2016	Apr. 30, 2015
Details
Net operating losses carried forward	$ 353,332	$ 312,958
Total gross deferred income tax assets	353,332	312,958
Valuation allowance	(353,332)	(312,958)
Net deferred tax asset	$ 0	$ 0